DESCRIPTION OF THE PLAN (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) year withdrawal	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
EBP, Participant Catch-Up Contribution, Minimum Age | year	50
EBP 002
EBP, Description of Plan [Line Items]
Participant contribution, minimum age | year	18
Pretax, maximum annual compensation to total compensation, percentage	50.00%
After tax, maximum annual compensation to total compensation, percentage	15.00%
Total maximum annual compensation to total compensation, percentage	65.00%
Automatic deferral rate, annual increase	1.00%
Employer contribution, mtching percentage	100.00%
Employer contribution, percent of participant compensation matched	5.00%
Basis spread on variable rate	1.00%
General loan, borrowing term	5 years
Primary residence, borrowing term	15 years
Minimum borrowing amount	$ 1,000
Maximum borrowing to total account, percentage	50.00%
Maximum borrowing amount	$ 50,000
Refund of excess contributions	$ 0	$ 0
Participant contribution, vesting percentage	100.00%
Employer contribution, vesting percentage	100.00%
Employer contribution, vesting service period	12 months
Forfeited nonvested account	$ 372,890	$ 485,699
Forfeited nonvested account, decrease from employer contribution	$ 405,350
Maximum number of withdrawals per calendar year | withdrawal	2
EBP, Participant Contribution Limit	$ 23,500
EBP, Participant Contribution Catch-Up Limit	$ 7,500
EBP 002 | Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	5.00%
Participant loan, interest rate	4.25%
EBP 002 | Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%
Participant loan, interest rate	9.75%